Income tax expense (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Disclosure Of Major Components Of Tax Expense (Income)

	Year Ended December 31,
(in KUSD)	2021	2020	2019
Current:
Current income taxes for the year	3,644	417	572
Current income taxes related to prior years	926	(90)	10
Total current income tax expense	4,570	327	582
Deferred:
Recognition of previously unrecognized tax credits	(22,745)	—	—
Origination and reversal of tax credits	(2,311)	—	—
Other	(993)	—	—
Total deferred income tax (benefit)	(26,049)	—	—
Income tax (benefit) expense	(21,479)	327	582

Disclosure Of Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates
The tax on the Group's net loss before tax differs from the theoretical amount that would arise using the weighted average applicable tax rate as follows:

	Year Ended December 31,
(in KUSD)	2021	2020	2019
Loss before taxes	251,505	245,963	115,902
Pre-tax book income at the applicable statutory rate	34,060	33,319	12,332

Tax effects of:
Tax losses for which no deferred income tax asset is recognized	(31,138)	(26,112)	(13,187)
State income taxes - U.S.	2,704	—	—
Recognition of previously unrecognized R&D tax credits and deductible temporary differences	22,270	—	—
R&D tax credit - U.S.	7,232	546	436
Non-deductible expenses	(13,665)	(8,166)	(156)
Other	16	86	(7)
Income tax benefit (expense)	21,479	(327)	(582)